FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about risk management instruments

Oil differentials	Cdn$1 decrease in future oil differential	Cdn$1 increase in future oil differential
Increase (decrease) to fair value of financial differential risk management contracts	($1.3)	$1.3
As at December 31, 2018, physical delivery contracts were held for the purpose of delivery of non-financial items in accordance with Pengrowth's expected sales requirements. The prices per bbl, as per the table below, include an apportionment protection fee to guarantee flow assurance in the event export pipelines are restricted. Physical delivery contracts are not considered financial instruments and therefore, no asset or liability has been recognized in the Consolidated Financial Statements.

Reference point	Volume of dilbit (bbl/d)	Term	Price per bbl (U.S.$)
Western Canada Select	2,500	2019	WTI less $17.95
Western Canada Select	2,500	2019	WTI less $23.60 - $26.35
Western Canada Select	5,000	2019	WTI less $17.70 - $20.45
Western Canada Select	2,500	Feb. 1, 2019 - Feb. 1, 2020	WTI less $20.40 - $23.40
As at December 31, 2018, Pengrowth had the following financial contracts outstanding:

Financial Crude Oil Contracts:
Swaps
Differentials
Reference point	Term	Volume of dilbit (bbl/d)	Price per bbl (U.S.$)
Western Canada Select	2019	5,000	WTI less $20.88

Principal amount (U.S.$ millions)	Swapped amount (U.S.$ millions)	% of principal swapped	Average fixed rate (Cdn$1 = U.S.$)
366.3	255.0	70%	0.75
This contract fixes the Canadian dollar to the U.K. pound sterling exchange rate on the interest and principal of the U.K. pound sterling denominated debt as follows:

Principal amount (U.K. pound sterling millions)	Swapped amount (U.K. pound sterling millions)	% of principal swapped (1)	Fixed rate (Cdn$1 = U.K. pound sterling)
12.1	15.0	124%	0.63

(1)	Exceeds 100 percent as swaps were not liquidated when a portion of the principal amount of term note was early repaid in 2017.
The following table summarizes the sensitivity on a pre-tax basis, of a change in the foreign exchange rate related to the translation of the foreign denominated term debt and the offsetting change in the fair value of the foreign exchange risk management contracts relating to that debt, holding all other variables constant:

	Cdn$0.01 Exchange rate change
Foreign exchange sensitivity as at December 31, 2018	Cdn - U.S.	Cdn - U.K.
Unrealized foreign exchange gain or loss on foreign denominated debt	$3.7	$0.1
Unrealized foreign exchange risk management gain or loss	(2.6)	(0.1)
Net pre-tax impact on Consolidated Statements of Income (Loss)	$1.1	$—
The following table sets out gross amounts relating to risk management contracts assets and liabilities that have been presented on a net basis on the Consolidated Balance Sheets:

	As at
Gross amounts	December 31, 2018	December 31, 2017
Risk management contracts
Current asset	$3.5	$—
Non-current asset	4.5	1.9
Current liability	(4.2)	(40.0)
Non-current liability	—	(18.6)
	$3.8	($56.7)

Disclosure of summary of gains and losses on risk management contracts
The following tables provide details of the fair value of risk management contracts that appear on the Consolidated Balance Sheets and the unrealized and realized gains and losses on risk management recorded in the Consolidated Statements of Income (Loss).

As at and for the year ended December 31, 2018	Commodity contracts (1)	Foreign exchange contracts (2)	Total
Current portion of risk management assets	$—	$3.5	$3.5
Non-current portion of risk management assets	—	4.5	4.5
Current portion of risk management liabilities	(4.2)	—	(4.2)
Risk management assets (liabilities), end of year	($4.2)	$8.0	$3.8
Less: Risk management assets (liabilities) at beginning of year	(39.8)	(16.9)	(56.7)
Unrealized gain (loss) on risk management contracts for the year	$35.6	$24.9	$60.5
Realized gain (loss) on risk management contracts for the year	(67.5)	—	(67.5)
Total unrealized and realized gain (loss) on risk management contracts for the year	($31.9)	$24.9	($7.0)

As at and for the year ended December 31, 2017	Commodity contracts (1)	Foreign exchange contracts (2)	Total
Non-current portion of risk management assets	$—	$1.9	$1.9
Current portion of risk management liabilities	(39.8)	(0.2)	(40.0)
Non-current portion of risk management liabilities	—	(18.6)	(18.6)
Risk management assets (liabilities), end of year	($39.8)	($16.9)	($56.7)
Less: Risk management assets (liabilities) at beginning of year	(54.0)	(2.7)	(56.7)
Unrealized gain (loss) on risk management contracts for the year	$14.2	($14.2)	$—
Realized gain (loss) on risk management contracts for the year	(19.8)	(37.6)	(57.4)
Total unrealized and realized gain (loss) on risk management contracts for the year	($5.6)	($51.8)	($57.4)

(1)	Unrealized and realized gains and losses are presented as separate line items in the Consolidated Statements of Income (Loss).

(2)	Unrealized and realized gains and losses are included under Foreign exchange (gain) loss in the Consolidated Statements of Income (Loss). See Note 17.

Disclosure of fair value measurement of assets
The following tables provide fair value measurement information for other financial assets and liabilities.

			Fair value measurements using:
As at December 31, 2018	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust fund	$98.0	$98.0	$98.0	$—	$—
Fair value of risk management contracts	8.0	8.0	—	8.0	—

Financial Liabilities
U.S. dollar denominated term notes	499.5	533.2	—	533.2	—
Cdn dollar term notes	20.5	22.3	—	22.3	—
U.K. pound sterling denominated term notes	21.1	21.4	—	21.4	—
Fair value of risk management contracts	4.2	4.2	—	4.2	—

			Fair value measurements using:
As at December 31, 2017	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust fund	$111.6	$111.6	$111.6	$—	$—
Fair value of risk management contracts	1.9	1.9	—	1.9	—

Financial Liabilities
U.S. dollar denominated term notes	460.4	509.5	—	509.5	—
Cdn dollar term notes	20.5	22.8	—	22.8	—
U.K. pound sterling denominated term notes	20.6	21.7	—	21.7	—
Fair value of risk management contracts	58.6	58.6	—	58.6	—

Disclosure of fair value measurement of liabilities
The following tables provide fair value measurement information for other financial assets and liabilities.

			Fair value measurements using:
As at December 31, 2018	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust fund	$98.0	$98.0	$98.0	$—	$—
Fair value of risk management contracts	8.0	8.0	—	8.0	—

Financial Liabilities
U.S. dollar denominated term notes	499.5	533.2	—	533.2	—
Cdn dollar term notes	20.5	22.3	—	22.3	—
U.K. pound sterling denominated term notes	21.1	21.4	—	21.4	—
Fair value of risk management contracts	4.2	4.2	—	4.2	—

			Fair value measurements using:
As at December 31, 2017	Carrying amount	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets
Remediation trust fund	$111.6	$111.6	$111.6	$—	$—
Fair value of risk management contracts	1.9	1.9	—	1.9	—

Financial Liabilities
U.S. dollar denominated term notes	460.4	509.5	—	509.5	—
Cdn dollar term notes	20.5	22.8	—	22.8	—
U.K. pound sterling denominated term notes	20.6	21.7	—	21.7	—
Fair value of risk management contracts	58.6	58.6	—	58.6	—

Disclosure of how entity manages liquidity risk
Pengrowth’s current and non-current financial liabilities are as follows:

As at December 31, 2018	Carrying amount	Contractual cash flows	Year 1	Year 2	Years 3-5	More than 5 years
Accounts payable	$72.7	$72.7	$72.7	$—	$—	$—
Commodity risk management contracts	4.2	4.2	4.2	—	—	—
Cdn dollar senior unsecured notes (1)	20.5	25.7	1.4	1.4	22.9	—
U.S. dollar denominated term notes (2)	499.5	619.5	70.7	152.5	169.0	227.3
U.K. pound sterling denominated term notes (2)	21.1	22.0	22.0	—	—	—
Cdn dollar term Credit Facility borrowings (1)	173.5	176.1	176.1	—	—	—
Finance leases	33.4	72.3	4.2	4.2	12.6	51.3
Other liabilities	1.7	1.7	0.1	0.1	—	1.5

(1)	Contractual cash flows include future interest payments.

(2)	Contractual cash flows include future interest payments and term notes calculated at December 31, 2018 period end exchange rate.

As at December 31, 2017	Carrying amount	Contractual cash flows	Year 1	Year 2	Years 3-5	More than 5 years
Accounts payable	$136.2	$136.2	$136.2	$—	$—	$—
Commodity risk management contracts	39.8	39.8	39.8	—	—	—
Cdn dollar senior unsecured notes (1)	20.5	27.1	1.4	1.4	24.3	—
U.S. dollar denominated term notes (2)	460.4	601.3	30.2	65.2	284.0	221.9
U.K. pound sterling denominated term notes (2)	20.6	22.6	1.1	21.5	—	—
Cdn dollar term Credit Facility borrowings (1)	109.0	117.6	6.9	110.7	—	—
Finance leases	34.2	76.8	4.4	4.2	12.6	55.6
Foreign exchange risk management contracts	18.8	20.8	0.2	4.3	16.3	—
Other liabilities	2.3	3.2	—	1.4	0.3	1.5

(1)	Contractual cash flows include future interest payments.

(2)	Contractual cash flows include future interest payments and term notes calculated at December 31, 2017 period end exchange rate.
The accounts receivable is as follows:

	As at
	December 31, 2018	December 31, 2017
Trade	$42.8	$92.9